ADDITIONAL INFORMATION TO THE STATEMENTS OF COMPREHENSIVE LOSS (Details 6) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finance income:
Interest-income revaluation of bank deposits	$ 1,109	$ 225	$ 61
Revaluation of warrants	8	30	40
Exchange rate differences			448
Finance income	1,117	255	549
Finance expense:
Liability in respect of research and development grants	1,148	1,171	762
Bank commissions	22	81	40
Exchange rate differences	252	363
Interest expense of lease liability	46	60	66
Finance expense	1,468	1,675	868
Finance expense, net	$ 351	$ 1,420	$ 319